UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10525

        Nuveen North Carolina Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
	February 28, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 15.1% (9.4% of Total Investments)
	Appalachian State University, North Carolina, Housing and Student Center System Revenue
	Refunding Bonds, Series 2002:
$ 1,040	5.000%, 7/15/14 – MBIA Insured	7/12 at 100.00	A1	$1,116,648
1,000	5.000%, 7/15/15 – MBIA Insured	7/12 at 100.00	A1	1,055,110
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University,
	Series 2001A:
715	5.125%, 10/01/26	10/11 at 100.00	AA+	723,530
380	5.125%, 10/01/41	10/11 at 100.00	AA+	382,409
1,000	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 –	4/15 at 100.00	A	1,031,190
	AMBAC Insured
635	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	A+	678,631
	4/01/19 – AMBAC Insured
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	AA–	505,270
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured
1,500	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B,	No Opt. Call	AA+	1,647,870
	5.000%, 12/01/11
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing	3/15 at 100.00	A	258,513
	Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured
400	University of North Carolina, Greensboro, General Revenue Refunding Bonds, Series 2002B,	4/11 at 101.00	AAA	428,756
	5.375%, 4/01/17 – FSA Insured

7,420	Total Education and Civic Organizations			7,827,927

	Health Care – 25.7% (16.0% of Total Investments)
945	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	655,528
	2007, 5.250%, 10/01/38
1,640	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	1,531,350
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
500	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AAA	445,395
	Memorial Hospital Project, Series 2008, 5.250%, 10/01/36 – FSA Insured
455	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds (WakeMed), Series	10/14 at 100.00	AAA	455,082
	2009A, 5.625%, 10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	Aa3	2,026,060
	Obligated Group, Series 2003A, 5.000%, 11/01/20
1,005	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional	1/12 at 100.00	A	1,033,361
	Medical Center, Series 2002A, 5.250%, 1/01/13
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical
	Center, Series 2002:
1,000	5.500%, 6/01/15	6/12 at 101.00	A	1,023,050
2,100	5.250%, 6/01/22	6/12 at 101.00	A	1,959,888
925	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	730,075
	2007, 5.000%, 11/01/27
1,250	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	AA–	960,800
	2005, 5.000%, 1/01/33 – FGIC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
595	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	564,947
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	457,475
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	120,323
	Bonds, Series 2008, 6.250%, 10/01/38
1,500	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	1,393,785
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47

14,565	Total Health Care			13,357,119

	Housing/Single Family – 4.4% (2.7% of Total Investments)
355	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AA	331,350
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 13A:
735	4.700%, 7/01/12 (Alternative Minimum Tax)	7/11 at 100.00	AA	749,340
740	4.850%, 7/01/13 (Alternative Minimum Tax)	7/11 at 100.00	AA	753,742
510	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	434,576
	7/01/37 (Alternative Minimum Tax)

2,340	Total Housing/Single Family			2,269,008

	Long-Term Care – 2.0% (1.2% of Total Investments)
600	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	489,810
	Homes, Series 2006B, 5.200%, 10/01/21
250	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	188,905
	Homes, Series 2006, 5.400%, 10/01/27
185	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	140,012
	5.000%, 1/01/36
250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services,	9/15 at 100.00	N/R	206,625
	Series 2005A, 5.250%, 9/01/21

1,285	Total Long-Term Care			1,025,352

	Materials – 2.7% (1.7% of Total Investments)
300	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	3/17 at 100.00	BBB	163,038
	Environmental Improvement Revenue Bonds, International Paper Company Project, Series
	2007A, 4.625%, 3/01/27
865	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	458,346
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
1,100	Northampton County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/11 at 101.00	BBB	782,815
	Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A,
	6.200%, 2/01/25 (Alternative Minimum Tax)

2,265	Total Materials			1,404,199

	Tax Obligation/General – 5.6% (3.5% of Total Investments)
250	Durham County, North Carolina, General Obligation Bonds, Series 2000, 5.600%, 5/01/15	5/10 at 102.00	AAA	266,465
1,475	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/22	4/17 at 100.00	AAA	1,605,656
1,000	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	1,058,120

2,725	Total Tax Obligation/General			2,930,241

	Tax Obligation/Limited – 35.6% (22.2% of Total Investments)
30	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/16	2/13 at 100.00	AA	31,722
1,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,757,193
	Series 2003G, 5.000%, 6/01/28
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	568,583
	2008A, 5.000%, 6/01/33
1,850	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.250%, 6/01/18	6/12 at 101.00	AAA	1,999,906
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AA–	794,264
	MBIA Insured
500	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/29 –	6/19 at 100.00	N/R	492,450
	AGC Insured
	Hartnett County, North Carolina, Certificates of Participation, Series 2002:
1,000	5.250%, 12/01/15 – FSA Insured	12/12 at 101.00	AAA	1,095,430
2,025	5.375%, 12/01/16 – FSA Insured	12/12 at 101.00	AAA	2,227,217
715	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AAA	753,374
	College, Series 2004, 5.250%, 4/01/20 – FSA Insured
1,380	Pasquotank County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/25 –	6/14 at 100.00	AA–	1,332,224
	MBIA Insured
2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series	4/14 at 100.00	A+	1,916,510
	2004B, 5.000%, 4/01/29 – AMBAC Insured
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project,
	Series 2004B:
805	5.000%, 6/01/20	6/14 at 100.00	AA+	850,748
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,371,583
115	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	116,877
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 –	6/14 at 102.00	AAA	1,058,730
	FSA Insured
100	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AAA	100,698
	12/01/27 – FSA Insured
1,150	Sampson County, North Carolina, Certificates of Participation, Series 2006,	6/17 at 100.00	AAA	1,119,376
	5.000%, 6/01/34 – FSA Insured (UB)
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	504,390
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	A	388,780
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured

18,075	Total Tax Obligation/Limited			18,480,055

	Transportation – 15.9% (9.9% of Total Investments)
2,035	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.000%, 7/01/34 – MBIA Insured	7/14 at 100.00	AA–	1,850,141
435	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A2	446,019
	7/01/20 – SYNCORA GTY Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,000	5.250%, 11/01/15 – FGIC Insured	5/11 at 101.00	Aa3	1,030,330
2,320	5.250%, 11/01/16 – FGIC Insured	5/11 at 101.00	Aa3	2,382,941
2,230	5.250%, 11/01/17 – FGIC Insured	5/11 at 101.00	Aa3	2,287,222
270	University of North Carolina, Charlotte, Parking System Revenue Bonds, Series 2002, 5.000%,	1/12 at 101.00	A2	279,323
	1/01/20 – MBIA Insured

8,290	Total Transportation			8,275,976

	U.S. Guaranteed – 15.9% (9.9% of Total Investments) (4)
490	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA– (4)	528,274
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	229,278
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	AAA	548,160
	2001A, 5.125%, 10/01/26 (Pre-refunded 10/01/11)
370	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	410,086
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	N/R (4)	574,845
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,139,400
1,250	5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,424,250
3,200	Wake County, North Carolina, General Obligation School Bonds, Series 2000, 5.400%, 2/01/13	2/10 at 101.50	AAA	3,388,893
	(Pre-refunded 2/01/10)

7,510	Total U.S. Guaranteed			8,243,186

	Utilities – 13.9% (8.7% of Total Investments)
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A	499,760
	5.250%, 1/01/20 – AMBAC Insured
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	7/09 at 100.00	Baa1	2,501,549
	1993B, 5.500%, 1/01/17 – FGIC Insured
1,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B,	1/10 at 101.00	A2	1,534,710
	6.500%, 1/01/20
2,600	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A2	2,708,107
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

7,100	Total Utilities			7,244,126

	Water and Sewer – 23.8% (14.8% of Total Investments)
500	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AAA	490,795
	4/01/31 – FSA Insured
500	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/18 at 100.00	AA	501,100
	2008, 5.000%, 8/01/35
2,520	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A,	No Opt. Call	AAA	2,864,735
	5.250%, 7/01/13
1,000	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/23 –	6/13 at 100.00	AA–	1,014,860
	MBIA Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
3,095	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	3,151,762
975	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	985,910
40	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	3/16 at 100.00	AAA	42,200
	Series II-R-645-2, 12.723%, 3/01/31 (IF)
1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25 –	6/15 at 100.00	AAA	1,023,990
	FSA Insured
2,275	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	2,291,677
	5.000%, 6/01/37 (UB)

11,905	Total Water and Sewer			12,367,029

$ 83,480	Total Investments (cost $84,657,110) – 160.6%			83,424,218

	Floating Rate Obligations – (9.2)%			(4,805,000)

	Other Assets Less Liabilities – 2.5%			1,335,678

	Preferred Shares, at Liquidation Value – (53.9)% (5)			(28,000,000)

	Net Assets Applicable to Common Shares – 100%			$51,954,896

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of February 28, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$83,424,218	$ —	$83,424,218

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2009, the cost of investments was $79,847,984.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2009, were as follows:

Gross unrealized:
Appreciation	$ 2,036,759
Depreciation	(3,265,591)

Net unrealized appreciation (depreciation) of investments	$(1,228,832)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of February 28, 2009. Subsequent to February 28, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2009